Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Segments

	Segovia	Marmato	Toroparu	Soto Norte	Corporate and Other	Total
Year ended Dec 31, 2023
Revenue	$403,105	$44,569	$—	$—	$—	$447,674
Cost of sales	(214,169)	(47,597)	—	—	—	(261,766)
Segment net income (loss)	77,188	(3,263)	—	2,650	(65,156)	11,419
Capital expenditures	55,958	41,705	15,173	—	253	113,089
Year ended 12/31/2022 (Recast - Note 13c)
Revenue	$391,678	$8,285	—	—	—	$399,963
Cost of sales	(186,653)	(9,170)	—	—	—	(195,823)
Segment net income (loss)	110,349	(2,154)	—	(2,179)	(110,874)	(4,858)
Capital expenditures	51,670	6,336	57,178	—	161	115,345
As at Dec 31, 2023
Total assets	$311,680	$367,188	$348,397	$108,527	$217,079	$1,352,871
Total liabilities	(90,953)	(133,061)	(86,174)	—	(418,028)	(728,216)
As at 12/31/2022 (Recast - Note 13c)
Total assets	$222,356	$248,221	$334,456	$100,772	$336,315	$1,242,120
Total liabilities	(70,116)	(120,725)	(88,749)	(52,006)	(414,629)	(746,225)
(1)Included in segment net income (loss) are total employee benefits costs of $61.2 million (2022 - $55.2 million).